Stockholders' Equity (Details) - Schedule of pre-merger members’ equity - shares	Jun. 10, 2021	Dec. 31, 2020
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	4,908,393	4,908,393
Issued	3,004,885	2,425,474
Outstanding	2,930,711	2,287,279
Class A [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	3,136,518	3,136,518
Issued	1,381,424	911,500
Outstanding	1,381,424	911,500
Class B [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	513,846	513,846
Issued	367,395	367,927
Outstanding	293,221	229,732
Class C [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	400,000	400,000
Issued	400,000	300,000
Outstanding	400,000	300,000
Class D [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	236,521	236,521
Issued	236,521	236,521
Outstanding	236,521	236,521
Class E [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	112,916	112,916
Issued	112,916	112,916
Outstanding	112,916	112,916
Class F [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	492,110	492,110
Issued	492,110	492,110
Outstanding	492,110	492,110
Class G [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	11,482	11,482
Issued	10,019
Outstanding	10,019
Class H [Member]
Stockholders' Equity (Details) - Schedule of pre-merger members’ equity [Line Items]
Authorized	5,000	5,000
Issued	4,500	4,500
Outstanding	4,500	4,500